As filed with the Securities and Exchange Commission on August 2, 2016

File No. 333-212001

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X ]

Franklin California Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

(650)312-3200
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, Ca 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C and Advisor Class Shares of beneficial interest, no par value, of Franklin California Tax-Free Income Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Franklin California Insured Tax-Free Income Fund (the “CA Insured Tax-Free Fund”) scheduled for October 4, 2016, at 2:00 p.m., Pacific time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the CA Insured Tax-Free Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Board of Trustees’ recommendation on page 8 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

We welcome your comments.  If you have any questions, call Fund Information at:

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or, if eligible, through the Internet, 24 hours a day.  If your account is eligible to vote through the Internet, separate instructions are enclosed.

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

One Franklin Parkway

San Mateo, CA 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on October 4, 2016

To the Shareholders of the Franklin California Insured Tax-Free Income Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin California Insured Tax-Free Income Fund (the “CA Insured Tax-Free Fund”), a series of the Franklin California Tax-Free Trust (the “Trust”), will be held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California 94403-1906, on October 4, 2016, at 2:00 p.m., Pacific time.  The Meeting is being called for the following purposes:

1.          To approve an Agreement and Plan of Reorganization (the “Plan”) between the CA Insured Tax-Free Fund, a series of the Trust, and the Franklin California Tax-Free Income Fund (the “CA Tax-Free Fund”), that provides for:  (i) the acquisition of substantially all of the assets of the CA Insured Tax-Free Fund by the CA Tax-Free Fund in exchange solely for shares of the CA Tax-Free Fund, (ii) the distribution of such shares to the shareholders of the CA Insured Tax-Free Fund, and (iii) the complete liquidation and dissolution of the CA Insured Tax-Free Fund.

2.          To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the terms of the proposed reorganization of the CA Insured Tax-Free Fund with and into the CA Tax-Free Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on July 13, 2016 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

By Order of the Board of Trustees of the Trust,

Karen L. Skidmore

Secretary

August 2, 2016

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees, on behalf of the CA Insured Tax-Free Fund urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the CA Insured Tax-Free Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may also be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you may also be able to vote through the Internet by visiting the website printed on your proxy card and following the online instructions.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Cover Page                                                                                                                               Cover

SUMMARY

What am I being asked to vote upon?

What will happen if shareholders approve the Plan?

Why is the Transaction being proposed?

How will the Transaction affect me?

What are the federal income tax consequences of the Transaction?

How do the distribution and purchase procedures of the Funds compare?

How do the redemption procedures and exchange privileges of the Funds compare?

What is the anticipated timing of the Transaction?

What happens if the Transaction is not approved?

How will shareholder voting be handled?

What is the Board’s recommendation regarding the proposal?

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

How do the principal investment risks of the Funds compare?

What are the distribution and purchase procedures of the Funds?

What are the redemption procedures and exchange privileges of the Funds?

Who manages the Funds?

What are the Funds’ investment management fees?

What are the fees and expenses of each Fund and what might they be after the Transaction?

How do the performance records of the Funds compare?

Where can I find more financial and performance information about the Funds?

What are other key features of the Funds?

iii

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION

How will the Transaction be carried out?

Who will pay the expenses of the Transaction?

What should I know about the CA Tax-Free Fund Shares?

What are the capitalizations of the Funds and what might the CA Tax-Free Fund’s capitalization be after the Transaction?

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

How do the investment goals, strategies, policies and risks of the Funds compare?

How do the fundamental investment policies of the Funds differ?

What are the principal investment risks associated with investments in the Funds?

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

How many votes are necessary to approve the Plan?

How do I ensure my vote is accurately recorded?

May I revoke my proxy?

What other matters will be voted upon at the Meeting?

Who is entitled to vote?

How will proxies be solicited?

Are there dissenters’ rights?

PRINCIPAL HOLDERS OF SHARES

SHAREHOLDER PROPOSALS

ADJOURNMENT

GLOSSARY

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

A.     Form of Agreement and Plan of Reorganization

B.     Financial Highlights of the CA Insured Tax-Free Fund

C.     Principal Holders of Securities

iv

PROSPECTUS/PROXY STATEMENT

Dated August 2, 2016

Acquisition of Substantially All of the Assets of

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

(a series of Franklin California Tax-Free Trust) (the “Trust”)

By and in Exchange for Shares of

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin California Insured Tax-Free Income Fund (the “CA Insured Tax-Free Fund”).  At the Meeting, shareholders of the CA Insured Tax-Free Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the “Plan”).  If the CA Insured Tax-Free Fund shareholders vote to approve the Plan, substantially all of the assets of the CA Insured Tax-Free Fund will be acquired by the Franklin California Tax-Free Income Fund (the “CA Tax-Free Fund”) in exchange solely for Class A, Class C and Advisor Class shares of the CA Tax-Free Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the offices of the CA Insured Tax-Free Fund and CA Tax-Free Fund, One Franklin Parkway, San Mateo, California 94403-1906, on October 4, 2016, at 2:00 p.m., Pacific time.  You can reach these offices by calling (800) 342-5236.  The Board of Trustees of the Trust, on behalf of the CA Insured Tax-Free Fund (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about August 2, 2016.

If the CA Insured Tax-Free Fund shareholders vote to approve the Plan, you will receive Class A, Class C and Advisor Class shares of the CA Tax-Free Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the CA Insured Tax-Free Fund.  The CA Insured Tax-Free Fund will then be liquidated and dissolved.

The CA Insured Tax-Free Fund and the CA Tax-Free Fund (each, a “Fund” and, collectively, the “Funds”) have identical investment goals and similar principal investment strategies and principal investment risks, although there are some differences which are discussed in more detail below.  Both Funds’ fundamental investment goal is to provide investors with as high a level of income exempt from federal income taxes and from California personal income taxes, as is consistent with prudent investment management and the preservation of shareholders’ capital.

This Prospectus/Proxy Statement includes information about the Plan and the CA Tax-Free Fund that you should know before voting on the Plan, which if approved, could result in your investing in the CA Tax-Free Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the CA Insured Tax-Free Fund, the CA Tax-Free Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•      The Prospectus of the CA Insured Tax-Free Fund - Class A, Class C and Advisor Class shares dated November 1, 2015 (the “CA Insured Tax-Free Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•      The Prospectus of the CA Tax-Free Fund - Class A, Class C and Advisor Class dated August 1, 2016 (the “CA Tax-Free Fund Prospectus”), which is enclosed with, incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”) dated August 2, 2016, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the CA Insured Tax-Free Fund Prospectus or the CA Tax-Free Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the CA Tax-Free Fund Prospectus (enclosed).

What am I being asked to vote upon?

Shareholders of the CA Insured Tax-Free Fund are being asked to approve the Plan between the Trust, on behalf of the CA Insured Tax-Free Fund, and the CA Tax-Free Fund, that provides for:  (1) the acquisition of substantially all of the assets of the CA Insured Tax-Free Fund by the CA Tax-Free Fund in exchange solely for shares of the CA Tax-Free Fund, (2) the distribution of such shares to the shareholders of the CA Insured Tax-Free Fund, and (3) the complete liquidation and dissolution of the CA Insured Tax-Free Fund.

What will happen if shareholders approve the Plan?

If the CA Insured Tax-Free Fund’s shareholders vote to approve the Plan, then shareholders of the CA Insured Tax-Free Fund will become shareholders of the CA Tax-Free Fund on or about October 28, 2016, and will no longer be shareholders of the CA Insured Tax-Free Fund.  Shareholders of the CA Insured Tax-Free Fund will receive Class A, Class C and Advisor Class shares of the CA Tax-Free Fund (“CA Tax-Free Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of the CA Insured Tax-Free Fund as noted in the chart below.

CA Insured Tax-Free Fund	CA Tax-Free Fund
Class A	Class A
Class C	Class C
Advisor Class	Advisor Class

In particular, the Plan provides that (1) substantially all of the assets of the CA Insured Tax-Free Fund will be acquired by the CA Tax-Free Fund in exchange for CA Tax-Free Fund Shares; and (2) the CA Tax-Free Fund Shares received by the CA Insured Tax-Free Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the CA Insured Tax-Free Fund.  Because the Funds have different NAVs per share, the number of CA Tax-Free Fund Shares that you receive will likely be different than the number of shares of the CA Insured Tax-Free Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the CA Tax-Free Fund Shares are distributed to the CA Insured Tax-Free Fund’s shareholders, the CA Insured Tax-Free Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)

For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

Why is the Transaction being proposed?

Beginning in the aftermath of the 2008-2009 financial crisis, the municipal bond insurance market experienced dramatic changes which have led to a decrease in supply of insured municipal securities, a reduction in the number of municipal bond insurers, and a concentration of insurance company credit risk.  The CA Insured Tax-Free Fund’s investment manager has observed that the availability of insurance in the municipal bond market has greatly decreased, falling from a peak of over half of new municipal bond issuance in 2005 to a range of 3-5% over the past several years.  In addition, there has continued to be a lack of any new insurers in the insured municipal securities market.  The CA Insured Tax-Free Fund has been closed to new investors since March 1, 2013 due to a reduction in both the supply of insured municipal securities and the number of municipal bond insurers.  Given the lack of growth in the insured municipal securities market and the CA Insured Tax-Free Fund investment manager’s view of the unlikelihood of such growth to occur in the foreseeable future, the investment manager believes it can no longer effectively invest for a dedicated state specific insured municipal securities fund.  Additionally, the Plan would combine a smaller fund with very limited growth prospects with a fund with a larger asset size that is open to investors, similar annual fund operating expenses, similar portfolio holdings and more favorable sales prospects.

How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of the CA Insured Tax-Free Fund and become a shareholder of the CA Tax-Free Fund.  Summarized below are some of the considerations for deciding whether to vote “FOR” the Plan:

Investment Goal, Strategies, Policies and Risks.  Both Funds’ fundamental investment goal is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.  Under normal market conditions, each Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  In addition, the CA Tax-Free Fund invests at least 80% of its total assets in investment grade municipal securities, and the CA Insured Tax-Free Fund invests at least 80% of its net assets in insured municipal securities that are insured by an insurance policy issued by a municipal bond insurer rated investment grade.  Although both Funds try to invest all of their assets in tax-free securities, it is possible that up to 20% of each Fund’s assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Thus, the main difference between the portfolio strategies of the Funds is that the CA Insured Tax-Free Fund, consistent with its name, invests at least 80% of its net assets in insured municipal securities.  The CA Tax-Free Fund does not have this policy, but it may still invest in insured municipal securities (although not required to do so).  Historically, investing in insured municipal bonds was intended to mitigate some of the credit risk associated with the issuers of municipal securities in which the CA Insured Tax-Free Fund invested.  Municipal bond insurance added a layer of protection to a municipal bond investment by having an insurance company promise to pay interest and repay principal as it came due should the municipal issuer default or miss a payment.  In the aftermath of the 2008-2009 financial crisis, the benefit of purchasing insured municipal bonds versus uninsured municipal bonds has greatly diminished due to the credit rating downgrades of municipal bond insurers and related questions about the strength of the claims paying ability of such insurers.  Both Funds, however, buy municipal securities that are rated (or insured by an insurer rated) at the time of purchase in one of the top four ratings by a U.S. nationally recognized rating service (or comparable unrated securities).  In addition, the CA Tax-Free Fund has a fundamental policy requiring that at least 80% of its total assets be investment grade securities.

Both Funds’ investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy.  This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies and certain non-fundamental policies of the Funds differ?” and “What are the principal investment risks associated with investments in the Funds?”

Potential Cost Savings.  As shown in the chart below, the total annual operating expenses of the CA Tax-Free Fund Shares are slightly less than those of the corresponding share class of the CA Insured Tax-Free Fund.  The following table compares the annualized net expense ratio for each class of shares of the CA Tax-Free Fund with those of the corresponding class of shares of the CA Insured Tax-Free Fund, based on their fiscal years ended June 30, 2015 and March 31, 2016, respectively.

ANNUAL FUND OPERATING EXPENSES1

Share Class	CA Insured Tax-Free Fund	CA Tax-Free Fund
Class A	0.59%	0.57%
Class C	1.15%	1.13%
Advisor Class	0.50%	0.48%

1.  Expense ratios reflect annual fund operating expenses for June 30, 2015 for the CA Insured Tax-Free Fund, and March 31, 2016, for the CA Tax-Free Fund, the most recent fiscal year of the Fund as reflected in such Fund’s current prospectus.

As of June 30, 2016, the CA Tax-Free Fund had a significantly larger asset base (approximately $15.1 billion) than the CA Insured Tax-Free Fund (approximately $1.71 billion).  The Transaction is not projected to have a material impact on the expense ratio of the CA Tax-Free Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “What are the fees and expenses of each of the Funds and what might they be after the Transaction?”

In evaluating the Transaction, shareholders may also wish to consider the following:

Past Performance.  The CA Insured Tax-Free Fund, on an average annual total return basis, has outperformed the CA Tax-Free Fund for the five year and since inception periods, but the CA Tax-Free Fund has outperformed the CA Insured Tax-Free Fund for the one and ten year period as of June 30, 2016.  As of June 30, 2016, the CA Tax-Free Fund’s 30-day standardized and tax equivalent yield have outperformed the CA Insured Tax-Free Fund’s 30-day standardized and tax equivalent yield as shown below.

Average Annual Total Return (at NAV) (as of 6/30/16)	CA Insured Tax-Free Fund Class A (without sales load)	CA Tax-Free Fund Class A (without sales load)
1 Year	8.99%	10.48%
5 Year	7.19%	7.16%
10 Year	5.30%	5.47%
Since Inception	6.37% (9/03/85)	5.85% (2/01/77)

Yield (as of 6/30/16)
30-Day Standardized Yield	1.35%	1.84%
Tax Equivalent Yield	2.75%	3.74%

More detailed performance information is included below under the section titled, “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS - How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement.

Management Fee Structure.  Both Funds are currently subject to an asset based management fee structure.  While both Funds’ investment management agreement has identical breakpoints, the investment management fee ratio currently paid by the CA Tax-Free Fund is slightly lower than fee paid by the CA Insured Tax-Free Fund.  For more information, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fees?”

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  Franklin Advisers, Inc. (“FAV” or the “Investment Manager”) will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $199,780 (or approximately $49,945 to be paid by each Fund) and will be allocated in the foregoing manner whether or not the Reorganization is consummated.  The Board of the Trust and Fund management believed that a partial allocation of Transaction expenses to each Fund was appropriate because the Transaction is expected to be beneficial to each Fund and its shareholders.  For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE TRANSACTION.”

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the CA Insured Tax-Free Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the CA Insured Tax-Free Fund for shares in the CA Tax-Free Fund.  Shareholders should consult their tax advisers about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of the CA Insured Tax-Free Fund and the CA Tax-Free Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.  Currently, however, the CA Insured Tax-Free Fund is closed to all new investments (other than reinvestment of dividends and capital gains distributions).

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

The Funds have the same redemption procedures and exchange privileges except that the CA Insured Tax-Free Fund is closed to all new investments (other than reinvestment of dividends and capital gain, distributions).

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The Meeting is scheduled to occur on October 4, 2016.  If the necessary approval is obtained, the Transaction will likely be completed on or about October 28, 2016.

What happens if the Transaction is not approved?

If the Transaction is not approved by the CA Insured Tax-Free Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the CA Insured Tax-Free Fund, and the CA Insured Tax-Free Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the CA Insured Tax-Free Fund.

How will shareholder voting be handled?

Shareholders who own shares of the CA Insured Tax-Free Fund at the close of business on July 13, 2016, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the CA Insured Tax-Free Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the CA Insured Tax-Free Fund or (ii) 67% or more of the outstanding shares of the CA Insured Tax-Free Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the CA Insured Tax-Free Fund are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions has been retained by the CA Insured Tax-Free Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may cast your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or, via the Internet by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

The Board recommends that you vote FOR the Plan.  At a meeting held on May 17, 2016, the Board, on behalf of the CA Insured Tax-Free Fund, considered the proposal to reorganize the CA Insured Tax-Free Fund with and into the CA Tax-Free Fund, unanimously approved the Plan, and voted to recommend that shareholders of the CA Insured Tax-Free Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the CA Insured Tax-Free Fund.  The Board also concluded that no dilution in value would result to the shareholders of the CA Insured Tax-Free Fund as a result of the Transaction.

THE BOARD, ON BEHALF OF THE CA INSURED TAX-FREE FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

Identical Investment Goals.  Both Funds’ fundamental investment goal is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Similar Principal Investment Strategies.  The CA Insured Tax-Free Fund and the CA Tax-Free Fund have similar principal investment strategies but there are some differences.  Under normal market conditions, each Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  Although both Funds try to invest all of their assets in tax-free securities, it is possible that up to 20% of each Fund’s assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

In addition, the CA Tax-Free Fund invests at least 80% of its total assets in investment grade municipal securities, and the CA Insured Tax-Free Fund invests at least 80% of its net assets in insured municipal securities that are insured by an insurance policy issued by a municipal bond insurer rated investment grade.

Thus, the main difference between the portfolio strategies of the Funds is that the CA Insured Tax-Free Fund, consistent with its name, invests at least 80% of its net assets in insured municipal securities.  The CA Tax-Free Fund does not have this policy, but it may still invest in insured municipal securities (although not required to do so).  Historically, investing in insured municipal bonds was intended to mitigate some of the credit risk associated with the issuers of municipal securities in which the CA Insured Tax-Free Fund invested.  Municipal bond insurance added a layer of protection to a municipal bond investment by having an insurance company promise to pay interest and repay principal as it came due should the municipal issuer default or miss a payment.  In the aftermath of the 2008-2009 financial crisis, the benefit of purchasing insured municipal bonds versus uninsured municipal bonds has greatly diminished due to the credit rating downgrades of municipal bond insurers and related questions about the strength of the claims paying ability of such insurers.  Both Funds, however, buy municipal securities that are rated (or insured by an insurer rated) at the time of purchase in one of the top four ratings by a U.S. nationally recognized rating service (or comparable unrated securities).  In addition, the CA Tax-Free Fund has a fundamental policy requiring that at least 80% of its total assets be investment grade securities.

The CA Insured Tax-Free Fund has an explicit investment policy that requires it to invest at least 65% of its total assets in California municipal securities while the CA Tax-Free Fund does not.  The CA Tax-Free Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands.  The CA Insured Tax-Free Fund may also invest in municipal securities issued by U.S. territories but investment in U.S. territories is not a principal investment strategy of the CA Insured Tax-Free Fund.

The Investment Manager selects securities for both Funds that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy.  This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the Investment Manager may sell a security at any time if it believes it could help the Fund meet its goal.  In addition, the Investment Manager also may consider the cost of insurance when selecting securities for a Fund.

Fundamental Investment Policies (i.e., a policy changeable only by shareholders’ vote): The Funds have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, concentrating in an industry, and purchasing the securities of any one issuer.

One difference in fundamental policies between the Funds is that the CA Insured Tax-Free Fund has a fundamental policy to invest under normal market conditions at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes whereas the CA Tax-Free Fund has a fundamental policy that it normally invests at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax and from California personal income taxes.

For more information about the investment goals, strategies and policies of the Funds please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  Both Funds invest primarily in the same municipal securities:  those that pay interest free from federal income taxes and California personal income taxes.  Thus, for the most part, they are subject to the same risks.  However, CA Insured Tax-Free Fund also has the policy of investing at least 80% of its net assets in insured municipal securities that are covered by policies issued by municipal bond insurers rated at least investment grade and thus has greater exposure to bond insurer risks.  Similarly, because the CA Tax-Free Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories, U.S. Territories risk is a principal investment risk of that Fund.

Principal Investment Risks Common to Both Funds	Principal Investment Risks Applicable to the CA Tax-Free Fund but not the CA Insured Tax-Free Fund
Interest Rate Focus Credit Market Bond Insurers Tax-Exempt Securities Management Income Liquidity Prepayment California	U.S. Territories

For more information about the principal risks of the Funds including the risks of investing in U.S. Territories such as Puerto Rico, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”

What are the distribution and purchase procedures of the Funds?

Shares of each Fund are sold on a continuous basis by Distributors.  Currently, however, the CA Insured Tax-Free Fund is closed to all new investments (other than the reinvestment of dividends and capital gains distributions).  Class A shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charge for purchases of $1 million or more.  There is a 0.75% contingent deferred sales charge (“CDSC”) for purchases of $1,000,000 or more if the Class A shares are sold within 18 months of purchase.  Class C shares are generally subject to a 1% CDSC on shares sold within 12 months.  Advisor Class shares of each Fund are not subject to a sales charge.

Holders of Class A shares of the CA Insured Tax-Free Fund will not be assessed a sales charge on their receipt of the CA Tax-Free Class A shares in connection with the Transaction.  No CDSC will be charged to the CA Insured Tax-Free Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s Prospectus, under the heading “Your Account.”

What are the redemption procedures and exchange privileges of the Funds?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton Funds within the same class, generally without paying any additional sales charges.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  However, for purchases of $1 million or more, redemptions of Class A shares of a Fund that were purchased without an initial sales charge generally are subject to a 0.75% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1% CDSC if redeemed within 12 months of their purchase.  Advisor Class shares of each Fund are not subject to a CDSC.  Additional information and specific instructions explaining how to redeem, and exchange shares of each Fund are outlined in each Fund’s Prospectus, under the heading “Your Account.”  Each Fund’s Prospectus also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

Who manages the Funds?

A board of trustees provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  The CA Insured Tax-Free Fund and the CA Tax-Free Fund are each an open-end management investment company (commonly called a mutual fund) registered with the SEC.  The CA Insured Tax-Free Fund operates as a diversified series of the Trust.

Investment Manager.  FAV, One Franklin Parkway, San Mateo, CA 94403-1906, serves as Investment Manager for both Funds.  FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906.  FAV and its affiliates serve as investment manager over $732 billion in assets under management as of June 30, 2016.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Fund Management Team.  Each Fund is managed by the same team of dedicated professionals focused on investments in tax-free securities.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for each of the Funds.

Portfolio Management Team of the Funds
Christopher Sperry, CFA has been a portfolio manager of the Funds since 1991.
John Wiley has been a portfolio manager of the Funds since 2000.

The current members of the portfolio management team of the Funds are expected to continue to manage the CA Tax-Free Fund after the Transaction.  The SAI for the CA Insured Tax-Free Fund, dated November 1, 2015, as supplemented to date (the “CA Insured Tax-Free Fund SAI”) and the SAI for the CA Tax-Free Fund dated August 1, 2016 (the “CA Tax-Free Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the CA Insured Tax-Free Fund SAI and the CA Tax-Free Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fees?

Currently, the investment management fee rate currently paid by the CA Tax-Free Fund is slightly lower than the CA Insured Tax-Free Fund due to the CA Tax-Free Fund’s greater asset size.  The overall annual investment management fee ratio for the CA Tax-Free Fund is currently 0.44%.  The overall annual investment management fee ratio for the CA Insured Tax-Free Fund is currently 0.46%.  As shown in the table below, the investment management fee rate, including breakpoints, are the same in each Fund’s investment management agreement with FAV and are as follows:

•         0.625% of the value of the average daily net assets up to and including $100 million;

•         0.500% of the value of the average daily net assets over $100 million up to and including $250 million;

•         0.450% of the value of the average daily net assets over $250 million up to and including $7.5 billion;

•         0.440% of the value of the average daily net assets over $7.5 billion up to and including $10 billion;

•         0.430% of the value of the average daily net assets over $10 billion up to and including $12.5 billion;

•         0.420% of the value of the average daily net assets over $12.5 billion up to and including $15 billion;

•         0.400% of the value of the average daily net assets over $15 billion up to and including $17.5 billion;

•         0.380% of the value of the average daily net assets over $17.5 billion up to and including $20 billion; and

•         0.360% of the value of the average daily net assets in excess of $20 billion.

For the fiscal year ended June 30, 2015, the CA Insured Tax-Free Fund paid FAV investment management fees of $8,218,363.  For the fiscal year ended March 31, 2016, the CA Tax-Free Fund paid FAV investment management fees of  $61,663,586.  A discussion regarding the basis for the board approval of the investment management agreement for the applicable Fund is available in each Fund’s most recent Annual Report to Shareholders (for the fiscal year ended June 30, 2015, for the CA Insured Tax-Free Fund and March 31, 2016, for the CA Tax-Free Fund.)

Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar.  FAV has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to each Fund.  For such services, FAV pays FT Services an administrative fee out of its investment management fees from a Fund.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Expense ratios reflect annual fund operating expenses for the most recently completed fiscal year for each of the CA Insured Tax-Free Fund and CA Tax-Free Fund as reflected in each Fund’s current prospectus (i.e., the fiscal year end June 30, 2015 for the CA Insured Tax-Free Fund and March 31, 2016 for CA Tax-Free Fund).  The tables also show the pro forma estimated fees and expenses for the CA Tax-Free Fund, assuming that (i) shareholders of the CA Insured Tax-Free Fund approve the Plan; (ii) the Transaction had been completed as of the beginning of the CA Tax-Free Fund’s last completed fiscal year; and (iii) the CA Tax-Free Fund had one-year of combined operations.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined CA Tax-Free Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Advisor Class
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%	None

1 There is a 0.75% CDSC that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class” in each Fund’s prospectus) and purchases by certain retirement plans without an initial sales charge.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C AND ADVISOR CLASS SHARES OF THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)	CA Insured Tax-Free Fund (Class A)	CA Tax-Free Fund (Class A)	Pro Forma CA Tax-Free Fund[2] (Class A)
Management fees	0.46%	0.44%	0.43%
Distribution and service (12b-1) fees	0.09%	0.09%	0.09%
Other expenses	0.04%	0.04%	0.04%
Total annual Fund operating expenses	0.59%	0.57%	0.56%
ANNUAL FUND OPERATING EXPENSES[1]	CA Insured Tax-Free Fund (Class C)	CA Tax-Free Fund (Class C)	Pro Forma CA Tax-Free Fund[2] (Class C)
Management fees	0.46%	0.44%	0.43%
Distribution and service (12b-1) fees	0.65%	0.65%	0.65%
Other expenses	0.04%	0.04%	0.04%
Total annual Fund operating expenses	1.15%	1.13%	1.12%
ANNUAL FUND OPERATING EXPENSES[1]	CA Insured Tax-Free Fund (Advisor Class)	CA Tax-Free Fund (Advisor Class)	Pro Forma CA Tax-Free Fund[2] (Advisor Class)
Management fees	0.46%	0.44%	0.43%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.04%	0.04%	0.04%
Total annual Fund operating expenses	0.50%	0.48%	0.47%

1          Expense ratios reflect annual fund operating expenses for June 30, 2015 for the CA Insured Tax-Free Fund, and March 31, 2016, for the CA Tax-Free Fund, the most recent fiscal year of the Fund reflected in such Fund’s current prospectus.

2          Pro forma expenses are based on current and anticipated CA Tax-Free Fund expenses as if the Transaction had been effective as of April 1, 2015, and the CA Tax-Free Fund had one year of combined operations.  The CA Tax-Free Fund’s pro forma expenses do not include estimated costs of the Transaction of approximately $49,945 to be borne by each Fund or approximately 0.003% of the CA Insured Tax-Free Fund’s net assets and 0.000% of the CA Tax-Free Fund’s total net assets as of March 31, 2016.

Example

These examples are intended to help you compare the cost of investing in the CA Insured Tax-Free Fund’s Class A, Class C and Advisor Class shares with the cost of investing in the CA Tax-Free Fund Class A, Class C and Advisor Class shares, both before and after the Transaction.  The example assumes:

•         You invest $10,000 in the CA Insured Tax-Free Fund and in the CA Tax-Free Fund for the periods shown;

•         Your investment has a 5% return each year;

•         The Fund’s operating expenses remain the same; and

•         You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
CA Insured Tax-Free Fund - Class A	$482[1]	$605	$739	$1,128
CA Tax-Free Fund - Class A	481	600	730	1,108
Pro Forma CA Tax-Free Fund - Class A (assuming the Transaction is completed)	480	597	724	1,097

1.  Assumes a CDSC will not apply.

	1 Year	3 Years	5 Years	10 Years
CA Insured Tax-Free Fund - Class C	$217	$364	$631	$1,394
CA Tax-Free Fund - Class C	215	359	622	1,375
Pro Forma CA Tax-Free Fund - Class C (assuming the Transaction is completed)	214	356	617	1.363

If you do not sell your shares:
CA Insured Tax-Free Fund - Class C	$117	$364	$631	$1,394
CA Tax-Free Fund - Class C	115	359	622	1,375
Pro Forma CA Tax-Free Fund - Class C (assuming the Transaction is completed)	114	356	617	1,363

	1 Year	3 Years	5 Years	10 Years
CA Insured Tax-Free Fund – Advisor Class	$51	$159	$278	$624
CA Tax-Free Fund – Advisor Class	49	154	269	604
Pro Forma CA Tax-Free Fund – Advisor Class (assuming the Transaction is completed)	48	151	263	591

How do the performance records of the Funds compare?

The average total return figures for Class A, Class C and Advisor Class shares of the Funds, including any applicable sales charges and before taxes, as of June 30, 2016, are shown below.

Average Annual Total Return	CA Insured Tax-Free Fund Class A (with sales charge)	CA Tax-Free Fund Class A (with sales charge)
1 Year	4.32%	5.75%
5 Years	6.27%	6.24%
10 Years	4.85%	5.01%
Since Inception	6.22% (9/3/85)	5.74% (2/1/77)

Average Annual Total Return	CA Insured Tax-Free Fund Class A (without sales charge)	CA Tax-Free Fund Class A (without sales charge)
1 Year	8.99%	10.48%
5 Years	7.19%	7.16%
10 Years	5.30%	5.47%
Since Inception	6.37% (9/3/85)	5.85% (2/1/77)

Average Annual Total Return	CA Insured Tax-Free Fund Class C (with sales charge)	CA Tax-Free Fund Class C (with sales charge)
1 Year	8.34%	9.75%
5 Years	6.60%	6.55%
10 Years	4.72%	4.88%
Since Inception	4.89% (9/3/85)	5.01% (5/1/95)

Average Annual Total Return	CA Insured Tax-Free Fund Class C (without sales charge)	CA Tax-Free Fund Class C (without sales charge)
1 Year	7.34%	8.75%
5 Years	6.60%	6.55%
10 Years	4.72%	4.88%
Since Inception	4.89% (9/3/85)	5.01% (5/1/95)

Average Annual Total Return	CA Insured Tax-Free Fund Advisor Class	CA Tax-Free Fund Advisor Class
1 Year	9.15%	10.45%
5 Years	7.31%	7.24%
10 Years	5.40%	5.56%
Since Inception	6.40% (9/3/85)	5.88% (2/1/77)

Included in the financial highlights tables of the CA Insured Tax-Free Fund (Exhibit B) and the CA Tax-Free Fund Prospectus (enclosed) are the (1) total returns for the CA Insured Tax-Free Fund, for the past five fiscal years ended June 30, 2015 and the six months ended December 31, 2015, and the (2) CA Tax-Free Fund’s total returns for the past five fiscal years ended March 31, 2016, respectively.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Where can I find more financial and performance information about the Funds?

The CA Tax-Free Fund Prospectus (enclosed), the CA Insured Tax-Free Fund Prospectus, the CA Tax-Free Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2016, and the CA Insured Tax-Free Fund’s Annual Report for the fiscal year ended June 30, 2015 (and June 30, 2016 when available), and the Semi-Annual Report for the fiscal period ended December 31, 2015, contain additional financial and performance information about the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Additional performance information as of the calendar year ended December 31, 2015, including after-tax return information, is contained in the CA Tax-Free Fund Prospectus (enclosed) under the heading “Performance.”  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).

What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

•         Custody Services.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.

•         Transfer Agency Services.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•         Administrative Services.  FT Services, One Franklin Parkway, San Mateo, CA 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with FAV to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

•         Distribution Services.  Distributors, One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•         Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A and Class C shares of the Funds have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged are based only on expenses attributable to that particular class.

Under the Class A Rule 12b-1 Plan for the Funds, each Fund may pay up to 0.10% per year of the average daily net assets of Class A shares.  Under the Class C Rule 12b-1 Plan for the Funds, each Fund pays Distributors up to 0.65% per year of Class C’s average daily net assets.  Advisor Class shares have no Rule 12b-1 plan.  For more information regarding the CA Tax-Free Fund’s Rule 12b-1 plan, please see “The Underwriter—Distribution and service (12b-1) fees – Class A and C” in each Fund’s SAI.

Fiscal Years.  The fiscal year end of the CA Insured Tax-Free Fund is June 30th.  The fiscal year end of the CA Tax-Free Fund is March 31st.

Dividends and Distributions.  Both Funds intend to pay income dividends at least monthly from net investment income.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  Capital gains, if any, may be paid at least annually.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Tax. The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the CA Tax-Free Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

At a meeting of the Board on May 17, 2016 (the “May Meeting”), FAV recommended to the Board that it approve the reorganization of the CA Insured Tax-Free Fund with and into the CA Tax-Free Fund.  FAV recommended the Transaction because of the identical investment goals and similar principal investment strategies and principal risks of the Funds and the fact that the Transaction may benefit shareholders of the CA Insured Tax-Free Fund by enabling them to be investors in a fund with a larger asset size that is open to investors, slightly lower annual fund operating expenses,  and generally comparable credit quality, and average annual total returns.

At the May Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.

The Board requested and received from FAV written materials containing relevant information about the CA Tax-Free Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the CA Insured Tax-Free Fund and the CA Tax-Free Fund.

The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the comparative short-term and long-term investment performance of the Funds; (5) the current expense ratios of each Fund and the anticipated post-Transaction expense ratios of the CA Tax-Free Fund; (6) the relative asset size of each Fund, including the benefits to the CA Insured Tax-Free Fund of joining with a larger fund; (7) how the costs of the Transaction will be shared, including FAV’s agreement to pay a portion of the expenses related to the Transaction; (8) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (9) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the CA Insured Tax-Free Fund.  In approving the Transaction, the Board considered the following factors:

Limited insured municipal securities market.  FAV has observed that there is a lack of availability of insurance from new insurers in the insured municipal securities market and significantly reduced availability of insurance from existing municipal bond insurers.  Given the lack of growth in the insured municipal securities market, FAV believes it can no longer effectively manage a dedicated state specific insured municipal securities fund.

Larger Acquiring Fund.  As of March 31, 2016, the CA Tax-Free Fund had a significantly larger asset base (approximately $14.3 billion) than the CA Insured Tax-Free Fund (approximately $1.69 billion).

CA Tax‑Free Fund’s Slightly Lower Expenses.  The CA Tax-Free Fund’s annual operating expense ratios for each applicable share class are slightly lower than the CA Insured Tax-Free Fund’s annual operating expense ratios for the corresponding share class.

Similar Investment Objectives and Strategies.  Both Funds have similar investment strategies and are managed by the same Investment Manager.  Both Funds invest at least 80% of their assets (net assets in the case of the CA Insured Tax-Free Fund and total assets in the case of the CA Tax-Free Fund) in fixed income securities whose interest is free from federal income taxes, including the federal alternative minimum tax and California personal income taxes.  Even though the CA Insured Tax-Free Fund focuses on investing in insured municipal securities, the CA Tax-Free Fund may invest in such securities and will be able to hold such securities after the proposed Transaction.  Management expects that the CA Tax-Free Fund will retain a significant majority of the current portfolio holdings of the Insured Tax-Free Fund.

Comparable Credit Quality.  As of February 29, 2016, both Funds have invested over 90% of their portfolio in investment grade securities.

No Asset Growth in Insured Tax-Free Fund.  The CA Insured Tax-Free Fund has been closed since 2013 to all new investors and additional investments from existing shareholders, except for purchases made through reinvestment of dividends or capital gains distributions.  Management believes it is unlikely that the Fund will re-open to new investments.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.

Costs of the Transaction.  The Board considered that the Plan provided that each Fund will pay 25% of the expenses of the Transaction with FAV paying the remaining 50% of such expenses.  In considering the Transaction expenses to be borne by each Fund, the Board also considered that the Transaction will offer shareholders of the CA Insured Tax-Free Fund the opportunity to reorganize into a fund with a larger asset size that is open to investors and that shareholders of the CA Tax-Free Fund could benefit from the Transaction to the extent that the CA Tax-Free Fund receives certain securities for its portfolio it would otherwise acquire from the CA Insured Tax-Free Fund without transaction costs.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board, on behalf of the CA Insured Tax-Free Fund, and the Board of the CA Tax-Free Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the CA Insured Tax-Free Fund and the CA Tax-Free Fund, respectively, and that no dilution of value would result to the respective shareholders of the CA Insured Tax-Free Fund and the CA Tax-Free Fund from the Transaction.  The Board unanimously approved the Plan on May 17, 2016, and recommended that shareholders of the CA Insured Tax-Free Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE CA INSURED TAX-FREE FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for more complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of the CA Insured Tax-Free Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the CA Insured Tax-Free Fund do not approve the Plan, the Transaction will not take place, and the CA Insured Tax-Free Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If the shareholders of the CA Insured Tax-Free Fund approve the Plan, the officers of the Trust and the CA Tax-Free Fund will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The CA Insured Tax-Free Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the CA Tax-Free Fund on the closing date, which is scheduled to occur on or about October 28, 2016 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trust and  the CA Tax-Free Fund may mutually agree.  The CA Tax-Free Fund will not assume any liabilities of the CA Insured Tax-Free Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the CA Insured Tax-Free Fund, will use its reasonable best efforts to discharge all of the known liabilities of the CA Insured Tax-Free Fund.  In exchange, the CA Tax-Free Fund will issue the CA Tax-Free Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the CA Tax-Free Fund by the Trust on behalf of the CA Insured Tax-Free Fund.  The Trust, on behalf of the CA Insured Tax-Free Fund will distribute to its shareholders the CA Tax-Free Fund Shares it receives.  Each shareholder of the CA Insured Tax-Free Fund will receive the CA Tax-Free Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the CA Insured Tax-Free Fund.  The share transfer books of the CA Insured Tax-Free Fund will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The CA Insured Tax-Free Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem the CA Tax-Free Fund Shares.  Prior to the Closing Date, the Trust, on behalf of the CA Insured Tax-Free Fund, will pay or make provision for payment of all of its remaining liabilities, if any.  At the closing, each shareholder of record of the CA Insured Tax-Free Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the CA Insured Tax-Free Fund that such shareholder had on the distribution record date.  The CA Insured Tax-Free Fund will then terminate its existence, liquidate, and dissolve.

The obligations under the Plan of the Funds are subject to various conditions, including:

•     the CA Tax-Free Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of the CA Insured Tax-Free Fund shall have approved the Transaction; and

•     both the Trust, on behalf of the CA Insured Tax-Free Fund, and the CA Tax-Free Fund, shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the CA Insured Tax-Free Fund, the CA Tax-Free Fund, or their shareholders.

Both the Trust, on behalf of the CA Insured Tax-Free Fund, and the CA Tax-Free Fund may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the CA Insured Tax-Free Fund.

Following the Closing Date, any outstanding the CA Insured Tax-Free Fund share certificates shall be deemed cancelled.

Who will pay the expenses of the Transaction?

Each Fund will pay 25% of the total cost of the Transaction and FAV will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $199,780.  Thus, each Fund is expected to pay approximately $49,945 in connection with the Transaction.

What should I know about the CA Tax-Free Fund Shares?

The CA Tax-Free Fund Shares that will be distributed to the CA Insured Tax-Free Fund shareholders generally will have the same legal characteristics as the shares of the CA Insured Tax-Free Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.  After the Transaction, shareholders of the CA Insured Tax-Free Fund whose shares are represented by outstanding share certificates will not receive certificates for the CA Tax-Free Fund Shares and all outstanding the CA Insured Tax-Free Fund share certificates will be cancelled.  Evidence of share ownership of the former shareholders of the CA Insured Tax-Free Fund will be reflected electronically in the books and records of the CA Tax-Free Fund.

What are the capitalizations of the Funds and what might the CA Tax-Free Fund’s capitalization be after the Transaction?

The following table sets forth as of March 31, 2016, the capitalizations of the CA Insured Tax-Free Fund and the CA Tax-Free Fund.  The table also shows the projected capitalization of the CA Tax-Free Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the CA Tax-Free Fund and its classes is likely to be different when the Transaction is actually consummated.

	CA Insured Tax-Free Fund (Unaudited)	CA Tax-Free Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	CA Tax-Free Fund Pro Forma[2] (Unaudited)
Net assets (all classes)	$1,689,498,324	$14,387,084,785	$(99,890)	$16,076,483,219
Total shares outstanding (all classes)	127,111,631	1,895,841,193	-	2,118,478,095
Class A net assets	$1,450,152,679	$11,836,310,171	$(83,960)	$13,286,378,890
Class A shares outstanding	109,284,853	1,559,166,044	-	1,750,227,003
Class A NAV per share	$13.27	$7.59	$-	$7.59
Class C net assets	$185,049,541	$1,442,031,627	$(10,476)	$1,627,070,692
Class C shares outstanding	13,742,341	190,363,841	-	214,776,709
Class C NAV per share	$13.47	$7.58	$-	$7.58
Advisor Class net assets	$54,296,104	$1,108,742,987	$(5,454)	$1,163,033,637
Advisor Class shares outstanding	4,084,437	146,311,308	-	153,474,383
Advisor Class NAV per share	$13.29	$7.58	$-	$7.58

1.       Adjustments reflect the costs of the Transaction incurred by the Funds.

2.       Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of the CA Insured Tax-Free Fund will receive the CA Tax-Free Fund Shares based on the relative NAVs per shares of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the CA Tax-Free Fund’s investment policies, strategies and risks, you should read the CA Tax-Free Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the CA Tax-Free Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

Identical Investment Goals.

Both Funds’ investment goal is to provide investors with as high a level of income exempt from federal income taxes and from California personal income taxes, as is consistent with prudent investment management and the preservation of shareholders’ capital.

Similar Principal Investment Strategies.

The CA Insured Tax-Free Fund and the CA Tax-Free Fund have similar principal investment strategies but there are some differences.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval) unless otherwise noted:

CA Insured Tax-Free Fund’s Principal Investment Strategies	CA Tax-Free Fund’s Principal Investment Strategies

Federal and California  Tax-Exempt Income Securities.  Under normal market conditions, the Fund invests at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes (fundamental).  Under normal market conditions, the Fund invests at least 65% of its total assets in California municipal securities.

Federal and California  Tax-Exempt Income Securities.  Under normal mountain conditions, the Fund invests at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes. (fundamental)

Taxable Securities.  Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of the Fund’s net assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.  Many of the Fund’s portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities.

Taxable Securities.  Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund’s total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Limited to Investment Grade Securities.  Generally, under normal market conditions and to the extent available, the Fund seeks to invest in insured municipal securities covered by policies issued by municipal bond insurers rated at least BBB.

Limited to Investment Grade Securities.  The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Insured Municipal Securities.  The Fund invests at least 80% of its net assets in insured municipal securities.  Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest.

The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly.  The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond.  When the Fund believes it could be beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company.

Insured Municipal Securities.  The Fund may invest in insured municipal securities to the extent available.  Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest.  The insurance premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond.

Municipal Securities of U.S. Territories.  The Fund may invest in securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands but it is not a principal investment strategy.

Municipal Securities of U.S. Territories.  The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico, Guam and the U.S. Virgin Islands.

Focus.  Although FAV will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

Focus. Same as CA Insured Tax-Free Fund.

Security Selection.  FAV selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy.  This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the Investment Manager may sell a security at any time if it believes it could help the Fund meet its goal.  FAV also may consider the cost of insurance when selecting securities for the Fund.

Security Selection. Same as CA Insured Tax-Free Fund.

How do the fundamental investment policies of the Funds differ?

One difference in fundamental investment policies between the Funds is that the CA Insured Tax-Free Fund has a fundamental investment policy to invest under normal market conditions at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes whereas the CA Tax-Free Fund has a fundamental investment policy to invest under normal market conditions at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.

The Funds’ fundamental investment policies with respect to borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, purchasing the securities of any one issuer, concentrating in an industry, and issuing senior securities are identical.

What are the principal investment risks associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ goals depends upon market conditions, generally, and on the Investment Manager’s analytical and portfolio management skills.  For more information about the principal investment risks associated with investments in the Funds, see each Fund’s Prospectus under the heading “Fund Details – Principal Risks” and each Fund’s SAI under the heading “Goals, Strategies and Risks.”

Below are the principal investment risks of each Fund.  Unless noted otherwise, the principal investment risk applies to both Funds.

Interest Rate.  When interest rates rise, debt security prices generally fall.  The opposite is also generally true: debt security prices rise when interest rates fall.  Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.  In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Focus.  A Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation.  A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Credit.  An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.  A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, a Fund’s share price and Fund performance.  A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Market.  The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably.  The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all investments.  When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Bond Insurers.  Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies.  Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers a Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Tax-Exempt Securities.  While a Fund endeavors to purchase only bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that: (a) a tax-exempt security may be reclassified by the IRS, or a state tax authority, as paying taxable interest income instead and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free.  Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability.  In addition, such reclassifications or actions could cause the value of the security, and therefore the value of a Fund’s shares, to decline.

Management.  A Fund is subject to management risk because it is an actively managed investment portfolio.  FAV applies investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these decisions will produce the desired results.

Income.  Because a Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Liquidity.  From time to time, the trading market for a particular security or investment type of security or instrument in which a Fund invests may become less liquid or even illiquid.  Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security.  Market prices for such securities or instruments  may be volatile.

Prepayment.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and a Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.  Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment.  Prepayments generally increase when interest rates fall.

California.  Because the Funds invests predominantly in California municipal securities, events in California are likely to affect the Fund’s investments and its performance.  These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California.

Additional Principal Investment Risk to which the CA Tax-Free Fund is Subject:

U.S. Territories.  Events in any of the territories, such as Puerto Rico, Guam and the U.S. Virgin Islands, where the CA Tax-Free Fund is invested may affect the CA Tax-Free Fund’s investments and its performance.  These events may include economic or political policy changes, tax base erosion, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of U.S. territories.

Puerto Rico and its municipal issuers have continued to experience significant financial difficulties, creating additional strain on a commonwealth already facing economic stagnation and fiscal imbalances, including budget deficits, underfunded pensions, high unemployment, a decline in population, significant debt service obligations, liquidity issues, reduced access to financial markets, and repeated credit rating downgrades further below investment grade.  The governor of Puerto Rico has publicly called for a restructuring of Puerto Rico debt obligations, and certain Puerto Rico issuers have repeatedly defaulted on bond payments while others continue to negotiate with creditors for a financial restructuring.  Additionally, the U.S. Congress approved legislation that establishes an oversight board, temporarily stays creditor legislation and provides for a restructuring process.  Any restructuring of some or all of the commonwealth’s debt, or a further decline in market prices of Puerto Rico debt obligations, may affect the Fund’s investments and its performance.  The discussion above does not include all relevant facts or economic or political conditions that may affect the ability of municipal issuers to meet their debt obligations, and is subject to change without notice.  The information provided is based on data as of July 1, 2016, from historically reliable sources, but the investment manager has not independently verified it. This information could change quickly and without notice.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by the CA Insured Tax-Free Fund or the shareholders of the CA Insured Tax-Free Fund as a direct result of the Transaction;

•      no gain or loss will be recognized by the CA Tax-Free Fund as a direct result of the Transaction;

•      the basis of the assets of the CA Insured Tax-Free Fund received by the CA Tax-Free Fund will be the same as the basis of these assets in the hands of the CA Insured Tax-Free Fund immediately before the Transaction;

•      the holding period of the assets of the CA Insured Tax-Free Fund received by the CA Tax-Free Fund will include the period during which such assets were held by the CA Insured Tax-Free Fund;

•      the aggregate tax basis of the shares of the CA Tax-Free Fund to be received by a shareholder of the CA Insured Tax-Free Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the CA Insured Tax-Free Fund; and

•      the holding period of the shares of the CA Tax-Free Fund received by a shareholder of the CA Insured Tax-Free Fund as part of the Transaction will include the period that the shareholder held the shares of the CA Insured Tax-Free Fund (provided that such shares of the CA Insured Tax-Free Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the CA Insured Tax-Free Fund and the CA Tax-Free Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the CA Insured Tax-Free Fund, the CA Tax-Free Fund, or any CA Insured Tax-Free Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, the CA Insured Tax-Free Fund would recognize gain or loss on the transfer of its assets to the CA Tax-Free Fund, and each shareholder of the CA Insured Tax-Free Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its CA Insured Tax-Free Fund shares and the fair market value of the shares of the CA Tax-Free Fund it received.

Final Dividend or Other Distributions.  Prior to the closing of the Transaction, the CA Insured Tax-Free Fund will declare one or more dividends, and the CA Tax-Free Fund may declare a dividend payable at or near the time of closing, to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.  To the extent that such distributions are not “exempt-interest dividends,” the dividends may be taxable to shareholders for federal income tax purposes.  It is anticipated that Fund distributions primarily will be dividends that are exempt from federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gain.

Repositioning of the CA Insured Tax-Free Fund’s Portfolio Assets.  A portion of the CA Insured Tax-Free Fund’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of the CA Insured Tax-Free Fund’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the CA Insured Tax-Free Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Transaction.  Management expects that the CA Tax-Free Fund will retain, after the Transaction, a significant majority of the current portfolio holdings of the CA Insured Tax-Free Fund.  Taking into account the CA Insured Tax-Free Fund’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2015 of $200.6 million ($1.56 per share; 11.9% of NAV) and the capital loss carryovers available as of such date to offset any capital gains realized by the CA Insured Tax-Free Fund, it is not anticipated that sales of a portion of the portfolio assets prior to the closing of the Transaction should result in any material amounts of capital gains to be distributed to shareholders.  Please note that if the sale of such portfolio assets were to occur after the closing of the Transaction, the ability of the combined Fund to fully utilize the CA Insured Tax-Free Fund’s capital loss carryovers as of the closing to offset the resulting capital gain might be limited as described below with the result that shareholders of the CA Tax-Free Fund may receive a greater amount of capital gain distributions than they would have had the Transaction not occurred.  Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be immaterial in amount (i.e., less than 0.01% (1 basis point) of annual fund operating expenses).

General Limitations on Capital Losses.  The CA Tax-Free Fund will succeed to the tax attributes, including capital loss carryovers, of the CA Insured Tax-Free Fund.  The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code as described further below.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.

Capital losses of the CA Insured Tax-Free Fund arising in the taxable year ending June 30, 2012 or thereafter may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years generally may be carried forward only to each of the eight (8) taxable years succeeding the loss year.1  A Fund’s capital loss carryforwards are subject to an annual limitation if that Fund undergoes a more than 50% change in ownership.  The Transaction will result in a more than 50% “change in ownership” of the CA Insured Tax-Free Fund, the smaller of the two Funds.  Accordingly, the capital loss carryovers of the CA Insured Tax-Free Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation.  Additionally, if either Fund has a net unrealized built-in gain at the time of the Transaction, for five (5) years beginning after that date, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  The Transaction also may result in an earlier expiration of the CA Insured Tax-Free Fund’s capital loss carryovers because the Transaction may cause the CA Insured Tax-Free Fund’s tax year to close early in the year of the Transaction.  The capital losses of the CA Insured Tax-Free Fund that may be used by the CA Tax-Free Fund (including to offset any “built-in gains” of the CA Insured Tax-Free Fund itself) for the first taxable year ending after the Closing Date may also be limited.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of the CA Insured Tax-Free Fund’s aggregate capital loss carryovers following the Transaction are as follows:

	CA Insured Tax-Free Fund (000,000s) (as of 12/31/2015)	CA Tax-Free Fund (000,000s) (as of 9/30/2015)
Aggregate Capital Loss Carryovers*	$31.7	$284.0
Net Unrealized Appreciation (Depreciation) on a Tax Basis	$200.6	$1,079.9
Net Assets	$1,690.3	$13,745.7
Approximate Annual Limitation for Capital Losses**	$38.4	N/A

1 The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its December 22, 2010 enactment date.  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

* Aggregate capital loss carryover figures include capital loss carryovers as of each Fund’s fiscal year-end and any realized gain on a GAAP basis as of December 31, 2015 for the CA Insured Tax-Free Fund and as of September 30, 2015 for the CA Tax-Free Fund.

** Based on the long-term tax-exempt rate for ownership changes as of May 2016 of 2.27%.  The actual limitation will equal the aggregate NAV of the CA Insured Tax-Free Fund on the Closing Date multiplied by the long term tax exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the CA Insured Tax-Free Fund on the Closing Date that is recognized in a taxable year).

This annual limitation on the use of CA Insured Tax-Free Fund’s aggregate capital loss carryovers is not anticipated to be material, depending on the facts at the time of closing the Transaction.

Appreciation in Value of Investments.  Shareholders of the CA Insured Tax-Free Fund will receive a proportionate share of any taxable income and gains realized by the combined CA Tax-Free Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined CA Tax-Free Fund.  As a result, shareholders of the CA Insured Tax-Free Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, based on the unrealized appreciation (depreciation) in value of investments for income tax purposes as a percentage of its NAV of 11.9% for the CA Insured Tax-Free Fund as of December 31, 2015 compared to 7.9% for CA Tax-Free Fund as of September 30, 2015, shareholders of the CA Insured Tax-Free Fund could be exposed to less unrealized appreciation in portfolio investments post-closing, resulting in less taxable gain to the shareholders as portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  However, the amount of unrealized appreciation (depreciation) of both Funds is expected to change prior to Closing.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS

Information about each Fund is included in such Fund’s Prospectus.  The CA Tax-Free Fund Prospectus and the CA Insured Tax-Free Fund’s Prospectus are both incorporated by reference into and are considered a part of this Prospectus/Proxy Statement.  The CA Tax-Free Fund Prospectus also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in each Funds’ SAI.  The CA Tax-Free Fund SAI and the CA Insured Tax-Free Fund SAI are incorporated into the CA Tax-Free Fund Prospectus, and the CA Insured Tax-Free Fund Prospectus, respectively, and into the SAI dated August 2, 2016 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders (for the fiscal year ended June 30, 2015 (June 30, 2016 when available) for the CA Insured Tax-Free Fund and March 31, 2016 for the CA Tax-Free Fund) and in the Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2015 for the CA Insured Tax-Free Fund.

You may request a free copy of each Fund’s Prospectus, SAI, Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at P.O. Box 997151, Sacramento, CA  95899-7151.

The Trust, on behalf of the CA Insured Tax-Free Fund, and the CA Tax-Free Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”).  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in a Fund’s SAI.

Comparison of Capital Structure.  The CA Tax-Free Fund is a statutory trust, whereas the CA Insured Tax-Free Fund is a series of the Trust.  Both the Trust and CA Tax-Free Fund are open-end management investment companies, commonly called mutual funds.  The CA Tax-Free Fund was originally organized as a Maryland corporation on November 28, 1977 and converted to a Delaware statutory trust effective August 1, 2007.  The Trust was originally organized as a Massachusetts business trust on July 18, 1985 and converted to a Delaware statutory trust effective November 1, 2007.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The CA Insured Tax-Free Fund and the CA Tax-Free Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund's assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by class by state or federal law.  Shares of each class of the CA Insured Tax-Free Fund have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees.  For board member elections, this gives holders of more than 50% of the shares of the Trust and the CA Tax- Free Fund, respectively, voting the ability to elect all of the members of the board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s and the CA Tax-Free Fund’s Agreement and Declaration of Trust, respectively (each a “Trust Instrument” and collectively, the “Trust Instruments”).  For example, the Trust Instruments and bylaws give shareholders the power to vote only on such matters required by the Trust Instruments, the bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and on such other matters as the Board may consider necessary or desirable.

Quorum and Vote Required to Approve the Proposal.  Quorum for a shareholders’ meeting of a Fund is generally forty per cent (40%) of the shares entitled to vote which are present in person or by proxy.  Under both Trust Instruments, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date.  Each Funds’ Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for both Funds.

Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Trust and the CA Tax-Free Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders.  Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

Boards of Trustees.  Pursuant to the DSTA and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in its Board, which, among other things, is empowered by the Trust Instruments to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.  Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the CA Insured Tax-Free Fund is required to approve the Plan.  Each CA Insured Tax-Free Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the CA Insured Tax-Free Fund held at the close of business on July 13, 2016 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of the CA Insured Tax-Free Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the CA Insured Tax-Free Fund’s Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

•      By mail, with the enclosed proxy card;

•      In person at the Meeting;

•      By telephone; or

•      Through the Internet.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the CA Insured Tax-Free Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of the CA Insured Tax-Free Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of each class of the CA Insured Tax-Free Fund as of the Record Date:

Class	Shares Outstanding
Class A	107,668,349.626
Class C	13,577,906.258
Advisor Class	4,323,684.006
Total	125,569,939.880

How will proxies be solicited?

AST Fund Solutions, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $40,780.  The Trust, on behalf of the CA Insured Tax-Free Fund, expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain CA Insured Tax-Free Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the CA Insured Tax-Free Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

The Trust, on behalf of the CA Insured Tax-Free Fund, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Trust, on behalf of the CA Insured Tax-Free Fund, may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

The Trust, on behalf of the CA Insured Tax-Free Fund, expects that, before the Meeting, broker-dealer firms holding shares of the CA Insured Tax-Free Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Trust understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of the CA Insured Tax-Free Fund will not have the right to dissent and obtain payment of the fair value of their shares because the Trust’s Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust.  Shareholders of the CA Insured Tax-Free Fund, however, will be able to redeem or exchange shares of the CA Insured Tax-Free Fund at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the CA Tax-Free Fund Shares or exchange them for shares of certain other Franklin Templeton funds.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the CA Insured Tax-Free Fund, and the officers and trustees of the CA Tax-Free Fund, as a group, owned of record and beneficially 1.91% of the Advisor Class shares of the CA Tax-Free Fund’s outstanding shares.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement.  Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of the CA Insured Tax-Free Fund’s outstanding Class A, Class C, or Advisor Class shares will own in excess of 5% of the then outstanding shares of such classes of the CA Tax-Free Fund upon completion of the Transaction.

SHAREHOLDER PROPOSALS

Neither the CA Insured Tax-Free Fund nor the CA Tax-Free Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the CA Insured Tax-Free Fund or CA Tax-Free Fund for the next meeting of shareholders (if any) should send a written proposal to the Trust’s offices at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a proxy statement or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the CA Insured Tax-Free Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the CA Insured Tax-Free Fund on questions of adjournment.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees of the Trust,

Karen L. Skidmore

Secretary

August 2, 2016

GLOSSARY

Useful Terms and Definitions

1940 Act — The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the CA Insured Tax-Free Fund, or (ii) 67% or more of the outstanding shares of the CA Insured Tax-Free Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the CA Insured Tax-Free Fund are present or represented by proxy.

CA Insured Tax-Free Fund – Franklin California Insured Tax-Free Income Fund, a registered investment company.

CA Tax-Free Fund — Franklin California Tax-Free Income Fund, a registered investment company.

CDSC — Contingent deferred sales charge.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FAV — Franklin Advisers, Inc., the investment manager for the Funds.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of the CA Insured Tax-Free Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan — The Agreement and Plan of Reorganization adopted by the Trust, on behalf of the CA Insured Tax-Free Fund, and the CA Tax-Free Fund.

Record Date — July 13, 2016 – The date selected for determining which shareholders of record of the CA Insured Tax-Free Fund will be entitled to vote on the Transaction.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

The Trust — Franklin California Tax-Free Trust, the registered investment company of which the CA Insured Tax-Free Fund is a series.

Transaction — The proposed transaction contemplated by the Plan.

U.S. — The United States of America.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.     Form of Agreement and Plan of Reorganization

B.     Financial Highlights of the CA Insured Tax-Free Fund

C.     Principal Holders of Securities

Exhibit A

FORM AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 4th day of October, 2016 by and between Franklin California Tax-Free Income Fund, a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906 (the “Acquiring Fund”), and Franklin California Tax-Free Trust (“CAFTFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Franklin California Insured Tax-Free Income Fund (the “Target Fund”).  Franklin Advisers, Inc. (“FAV”), a California corporation, investment manager to the Acquiring Fund and the Target Fund, joins this Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C and Advisor Class shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C and Advisor Class shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.

(a)        Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, CAFTFT, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of CAFTFT shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Target Fund shall use its reasonable best efforts to discharge all of its known liabilities so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b)        Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Fund agrees at the Closing to deliver to CAFTFT, on behalf of the Target Fund, the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each Class A, Class C and Advisor Class shares of the Target Fund by the net asset value per share each of Class A, Class C and Advisor Class shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C and Advisor Class shares, respectively, of the Target Fund as of 1:00 p.m., Pacific time on the Closing Date.  The Acquiring Fund Shares delivered to CAFTFT, on behalf of the Target Fund, at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c)        Immediately following the Closing, CAFTFT, on behalf of the Target Fund, shall distribute the Acquiring Fund Shares received by CAFTFT, on behalf of the Target Fund, pursuant to this Section 1 to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholder as of 1:00 p.m., Pacific time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(d)       At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(e)        All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.       Valuation.

(a)        The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.

(b)        In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c)        All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.

3.       Closing and Closing Date.

The Closing shall take place at the principal office of the Acquiring Fund at 1:00 p.m., Pacific time, on October 28, 2016 or such later date as the officers of the Acquiring Fund and CAFTFT may mutually agree (the “Closing Date”).  CAFTFT, on behalf of the Target Fund, shall have provided for delivery as of the Closing the Net Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  CAFTFT, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  The Acquiring Fund shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of CAFTFT may reasonably request.

4.       Representations and Warranties.

4.1.      The Acquiring Fund represents and warrants that:

(a)        The Acquiring Fund was originally organized as a Maryland corporation on November 28, 1977 and converted to a Delaware statutory trust effective August 1, 2007.  The Acquiring Fund is validly existing under the laws of the State of Delaware.  The Acquiring Fund is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)        The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Acquiring Fund currently is divided into three classes of shares: Class A, Class C and Advisor Class shares of beneficial interest, of which Class A, Class C and Advisor Class represent Acquiring Fund Shares.  An unlimited number of shares of beneficial interest of the Acquiring Fund has been allocated and designated to each class of the Acquiring Fund.

(c)        The Acquiring Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d)       The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2016, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)        The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)        The Acquiring Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

(g)        The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)        The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)         There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(j)         The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended, (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(k)        Since March 31, 2016, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(l)         On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(m)       All information to be furnished by the Acquiring Fund for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(n)        The Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(p)        There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Fund.  The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(q)        The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Fund’s Board of Trustees.

(r)        The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.2.      CAFTFT, on behalf of the Target Fund, represents and warrants that:

(a)        The Target Fund is a series of CAFTFT, which was originally organized as a Massachusetts business trust on July 18, 1985 and converted to a Delaware statutory trust effective November 1, 2007 and is validly existing under the laws of the State of Delaware.  CAFTFT is duly registered under the 1940 Act as an open‑end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)        CAFTFT is authorized to issue an unlimited number of shares of beneficial interest, without par value of the Target Fund.  Each outstanding share of the Target Fund is fully paid, non-assessable, and has full voting rights.  The Target Fund currently is divided into three classes of shares: Class A, Class C and Advisor Class shares of beneficial interest, which represent Target Fund Shares. An unlimited number of shares of beneficial interest of the Target Fund has been allocated and designated to each class of the Target Fund.

(c)        CAFTFT, on behalf of the Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by CAFTFT, on behalf of the Target Fund, of the transactions contemplated by the Plan.  CAFTFT, on behalf of the Target Fund, has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)       The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2015, audited by PricewaterhouseCoopers LLP, , the unaudited financial statements appearing in the Target Fund’s Semi-Annual Report to Shareholders for the six month period ended December 31, 2015, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)        The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.

(f)        CAFTFT has elected to treat the Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Target Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(g)        The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)        The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i)         There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(j)         The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(k)        Since December 31, 2015, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.

(l)         On the Closing Date, all material Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To CAFTFT’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(m)       All information to be furnished by CAFTFT, on behalf of the Target Fund, for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.

(n)        The Target Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Target Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end managed investment company under the 1940 Act.

(o)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by CAFTFT, on behalf of the Target Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(p)        There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against CAFTFT, on behalf of the Target Fund.  CAFTFT, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(q)        The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the CAFTFT’s Board of Trustees, subject to approval of the Target Fund’s shareholders.

(r)        The Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(s)        At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(t)        CAFTFT, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

5.       Covenants of the Acquiring Fund and Covenants of CAFTFT, on behalf of the Target Fund.

5.1.      The Acquiring Fund:

(a)        Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.

(b)        Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).

(c)        Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)        Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

5.2.      CAFTFT, on behalf of the Target Fund:

(a)        Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting referred to below.

(b)        As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and CAFTFT shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

(c)        Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)       Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(e)        Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(f)        Shall provide at the Closing:

(1)   A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)   A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with CAFTFT, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)   A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.

(4)   If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(g)        As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(h)        Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.

(i)         Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.

5.3.      The Acquiring Fund and CAFTFT, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Acquiring Fund and CAFTFT, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.       Conditions Precedent to be Fulfilled by the Acquiring Fund and by CAFTFT, on behalf of the Target Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)        That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.

(b)        That the Registration Statement will have become effective and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)        That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a meeting or any adjournment thereof.

(d)       CAFTFT, on behalf of the Target Fund, shall have declared and paid or cause to have been paid prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

(e)        That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(f)        That there shall be delivered to CAFTFT, behalf of the Target Fund, an opinion in form and substance satisfactory to CAFTFT from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)   The Acquiring Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)   The Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;

(3)   The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Fund;

(4)   The Plan is the legal, valid and binding obligation of the Acquiring Fund, and is enforceable against the Acquiring Fund, in accordance with its terms;

(5)   The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(6)   Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)        That there shall be delivered to the Acquiring Fund an opinion in form and substance satisfactory to the Acquiring Fund from Stradley Ronon Stevens & Young, LLP, counsel to CAFTFT to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)   The Target Fund is a series of CAFTFT and that CAFTFT is a validly existing statutory trust in good standing under the laws of the State of Delaware

(2)   CAFTFT is an open-end management investment company registered under the 1940 Act;

(3)   The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of CAFTFT; and

(4)   The Plan is the legal, valid and binding obligation of CAFTFT, on behalf of the Target Fund, and is enforceable against CAFTFT, on behalf of the Target Fund, in accordance with its terms.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of CAFTFT, on behalf of the Target Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of CAFTFT, on behalf of the Target Fund.

(h)        That there shall be delivered to CAFTFT, on behalf of the Target Fund, and the Acquiring Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund and CAFTFT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Fund and CAFTFT, on behalf of the Target Fund, with regard to matters of fact:

(1)   The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)   No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;

(3)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(4)   No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)   The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization pursuant to Section 362(b) of the Code;

(6)   The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7)   No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(8)   The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)   The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code;

(10)    The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

(i)         That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)         That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(k)        The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).

7.       Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  FAV, the investment manager for the Funds, will pay 50% of the costs of the Reorganization.

8.       Termination; Postponement; Waiver; Order.

(a)        Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed:

(1)   by mutual consent of the Acquiring Fund and CAFTFT, on behalf of the Target Fund;

(2)   by CAFTFT, on behalf of the Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3)   by the Acquiring Fund, if any conditions of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b)        If the transactions contemplated by the Plan have not been consummated by December 31, 2016], the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Fund and CAFTFT.

(c)        In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Fund, CAFTFT, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)       At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Fund or CAFTFT, on behalf of the Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.

(e)        The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Fund, CAFTFT, the Target Fund, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)        If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of CAFTFT to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless CAFTFT promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.

9.       Cooperation and Exchange of Information; Reporting Responsibility.

(a)        The Acquiring Fund and CAFTFT will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

(b)        Any reporting responsibility of the Target Fund is and shall remain the responsibility of CAFTFT, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

(c)        After the Closing Date, CAFTFT, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by CAFTFT with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.     Liability of the Target Fund and the Acquiring Fund.

(a)        CAFTFT, on behalf of the Target Fund, acknowledges and agrees that all obligations of the Acquiring Fund under the Plan are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that CAFTFT, on behalf of the Target Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them.

(b)        The Acquiring Fund acknowledges and agrees that all obligations of CAFTFT, on behalf of the Target Fund, under the Plan are binding only with respect to CAFTFT, on behalf of the Target Fund; that any liability of CAFTFT, on behalf of the Target Fund, under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Target Fund; and that the Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Fund, the trustees, officers, employees or agents of the Target Fund, or any of them.

11.     Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.     Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.     Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.     Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin California Tax-Free Income Fund, One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary, or the Target Fund, at California Franklin Tax-Free Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary, as the case may be.

15.     Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Fund and CAFTFT, on behalf of the Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
By:	Name: Karen L. Skidmore Title: Vice President and Secretary

FRANKLIN CALIFORNIA TAX-FREE TRUST, on behalf of FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND
By:	Name: Karen L. Skidmore Title: Vice President and Secretary

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.
By:	Name: Edward B. Jamieson Title: President

Exhibit B

Financial Highlights of the CA Insured Tax-Free Fund

The Financial Highlights present the CA Insured Tax-Free Fund’s financial performance for the past five fiscal years ended June 30, 2015 and the six month period ended December 31, 2015.  Certain information reflects financial results for a single Fund share.  The total returns represent the rate that an investor would have earned or lost on an investment in the CA Insured Tax-Free Fund assuming reinvestment of dividends and capital gains.  Except for the six month period ended December 31, 2015, this information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the CA Insured Tax-Free Fund’s financial statements, are included in the CA Insured Tax-Free Fund’s Annual Report, which is available upon request.

California Insured Tax-Free Income Fund

Financial Highlights

Class A	6 Months Ended	Year Ended June 30,
	December 31, 2015 (unaudited)	2015	2014	2013	2012	2011
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period ...........	$12.96	$12.79	$12.33	$12.72	$11.76	$12.07
Income from investment operations [a]:
Net investment income[b]............................	0.26	0.52	0.54	0.50	0.54	0.55
Net realized and unrealized gains (losses)	0.19	0.17	0.44	(0.39)	0.96	(0.31)
Total from investment operations ................	0.45	0.69	0.98	0.11	1.50	0.24
Less distributions from net investment income ..........................................................	(0.26)	(0.52)	(0.52)	(0.50)	(0.54)	(0.55)
Net asset value, end of period......................	$13.15	$12.96	$12.79	$12.33	$12.72	$11.76
Total return[c]..................................................	3.49%	5.47%	8.22%	0.71%	12.96%	2.08%
Ratios to average net assets[d]
Expenses.......................................................	0.59%	0.59%	06.0%	0.60%	0.60%	0.61%
Net investment income.................................	3.95%	4.00%	4.38%	3.88%	4.34%	4.63%
Supplemental data
Net assets, end of period (000’s)..................	$1,452,735	$1,473,195	$1,543,271	$1,777,179	$1,884,339	$1,715,495
Portfolio turnover rate..................................	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b  Based on average daily shares outstanding.

c  Total return does not reflect sales commissions or CDSCs, if applicable, and is not annualized for periods less than one year.

d  Ratios are annualized for periods less than one year.

California Insured Tax-Free Income Fund

Financial Highlights

Class C	6 Months Ended	Year Ended June 30,
	December 31, 2015 (unaudited)	2015	2014	2013	2012	2011
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period............	$13.15	$12.96	$12.50	$12.88	$11.90	$12.21
Income from investment operations [a]:
Net investment income[b]............................	0.23	0.46	0.48	0.44	0.47	0.49
Net realized and unrealized gains (losses)	0.18	0.18	0.43	(0.40)	0.98	(0.32)
Total from investment operations ................	0.41	0.64	0.91	0.04	1.45	0.17
Less distributions from net investment income ..........................................................	(0.22)	(0.45)	(0.45)	(0.42)	(0.47)	(0.48)
Net asset value, end of period......................	$13.34	$13.15	$12.96	$12.50	$12.88	$11.90
Total return[c]..................................................	3.16%	4.96%	7.51%	0.22%	12.36%	1.49%
Ratios to average net assets[d]
Expenses.......................................................	1.15%	1.15%	1.16%	1.15%	1.15%	1.16%
Net investment income ................................	3.39%	3.44%	3.82%	3.33%	3.79%	4.08%
Supplemental data
Net assets, end of period (000’s)..................	$185,914	$188,724	$201,878	$269,209	$283,985	$234,494
Portfolio turnover rate..................................	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b  Based on average daily shares outstanding.

c  Total return does not reflect sales commissions or CDSCs, if applicable and is not annualized for periods less than one year.

d.  Ratios are annualized for periods less than one year.

California Insured Tax-Free Income Fund

Financial Highlights

Advisor Class	6 Months Ended	Year Ended June 30,
	December 31, 2015 (unaudited)	2015	2014	2013	2012	2011
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period........	$12.98	$12.81	$12.35	$12.74	$11.77	$12.08
Income from investment operations [a]:
Net investment income[b].......................	0.27	0.54	0.55	0.52	0.55	0.56
Net realized and unrealized gains (losses)..................................................	0.18	0.17	0.44	(0.40)	0.97	(0.31)
Total from investment operations ...........	0.45	0.71	0.99	0.12	1.52	0.25
Less distributions from net investment income .....................................................	(0.26)	(0.54)	(0.53)	(0.51)	(0.55)	(0.56)
Net asset value, end of period.................	$13.17	$12.98	$12.81	$12.35	$12.74	$11.77
Total return[c]..............................................	3.53%	5.56%	8.29%	0.81%	13.14%	2.17%
Ratios to average net assets[d]
Expenses	0.50%	0.50%	0.51%	0.50%	0.50%	0.51%
Net investment income............................	4.04%	4.09%	4.47%	3.98%	4.44%	4.73%
Supplemental data
Net assets, end of period (000’s).............	$51,641	$50,599	$46,439	$62,163	$56,993	$41,213
Portfolio turnover rate..............................	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b  Based on average daily shares outstanding.

c  Total return is not annualized for periods less than one year.

d  Ratios are annualized for periods less than one year.

Exhibit C

PRINCIPAL HOLDERS OF SECURITIES

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
CA Insured Tax-Free Fund
Class A Shares
	Morgan Stanley Smith Barney	10,086,511.668	9.369
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey City, NJ 07311-1114

	Edward Jones & Co.	7,511,700.293	6.977
	For the benefit of (“FBO”) Customers
	12555 Manchester Rd.
	St. Louis, MO 63131-3710

	Pershing LLC	7,429,816.760	6.901
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	First Clearing LLC	13,055,691.455	12.127
	Special Custody Account FBO Customer
	2801 Market Street
	St Louis, MO 63103-2523

	RBC Capital Markets LLC	5,895,045.171	5.475
	Mutual Fund Omnibus Processing
	Attn: Mutual Fund Ops Manager
	510 Marquette Ave. S
	Minneapolis, MN 55402-1110

	Merrill Lynch Pierce Fenner & Smith	8,766,796.465	8.143
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

Class C Shares
	Morgan Stanley Smith Barney	1,603,025.278	11.833
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey, City NJ 07311-1114

	Pershing LLC	1,269,539.634	9.371
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	First Clearing LLC	2,600,121.040	19.194
	Special Custody Account FBO Customer
	2801 Market Street
	St Louis, MO 63103-2523

	JP Morgan Clearing Corp. Omnibus Account	826,972.804	6.104
	FBO Customers
	Mutual Fund Dept.
	3 Chase Metrotech Ctr., Fl. 3
	Brooklyn, NY 11245-0001

	Merrill Lynch Pierce Fenner & Smith	1,820,790.545	13.441
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

Advisor Class Shares
	Morgan Stanley Smith Barney	1,082,361.319	25.034
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey City, NJ 07311-1114

	Pershing LLC	284,372.999	6.577
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	First Clearing LLC	789,583.002	18.262
	Special Custody Account FBO Customer
	2801 Market Street
	St Louis, MO 63103-2523

	American Enterprise Investment SVC	239,520.675	5.539
	FBO Customers
	707 2nd Ave. S
	Minneapolis, MN 55402-2405

	UBS WM USA	363,893.659	8.416
	Omnibus Account
	Attn: Department Manager
	499 Washington Blvd., Fl. 9
	Jersey City, NJ 07310-2055

	Merrill Lynch Pierce Fenner & Smith	972,195.860	22.486
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

CA Tax-Free Fund
Class A Shares
	Morgan Stanley Smith Barney	171,291,940.580	10.889
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey City, NJ 07311-1114

	Edward Jones & Co.	116,362,417.176	7.397
	FBO Customers
	12555 Manchester Road
	Saint Louis, MO 63131-3710

	Pershing LLC	95,745,295.011	6.086
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	First Clearing LLC	159,723,564.208	10.154
	Special Custody Account FBO Customers
	2801 Market Street
	St. Louis, MO 63103-2523

	UBS WM USA	93,649,235.709	5.953
	Omni Account M/F
	Attn: Department Manager
	499 Washington Blvd., Fl. 9
	Jersey City, NJ 07310-2055

	Merrill Lynch Pierce Fenner & Smith	112,269,497.771	7.137
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

Class C Shares
	Morgan Stanley Smith Barney	30,750,559.932	15.277
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey City, NJ 07311-1114

	Pershing LLC	21,246,893.169	10.555
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	First Clearing LLC	28,480,477.309	14.149
	Special Custody Account FBO Customers
	2801 Market Street
	St. Louis, MO 63103-2523

	JP Morgan Clearing Corp. Omnibus Account	15,459,633.451	7.680
	FBO Customers
	Mutual Fund Dept.
	3 Chase Metrotech Ctr., Fl. 3
	Brooklyn, NY 11245-0001

	Merrill Lynch Pierce Fenner & Smith	23,464,408.801	11.657
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

Advisor Class Shares
	Morgan Stanley Smith Barney	17,225,319.199	10.888
	Attn: Mutual Fund Operations
	2 Harborside Financial Ctr., Fl. 3
	Jersey City, NJ 07311-1114

	Pershing LLC	17,730,555.781	11.207
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

	National Financial Services LLC	9,357,156.273	5.914
	FBO Customers
	Attn: Mutual Fund Department, 4th Fl.
	499 Washington Blvd.
	Jersey City, NJ 07310-1995

	First Clearing LLC	20,537,029.323	12.981
	Special Custody Account FBO Customers
	2801 Market Street
	St. Louis, MO 63103-2523

	UBS WM USA	15,144,879.139	9.573
	Omni Account M/F
	Attn: Department Manager
	499 Washington Blvd., Fl. 9
	Jersey City, NJ 07310-2055

	Merrill Lynch Pierce Fenner & Smith	25,861,817.573	16.347
	FBO Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E
	Jacksonville, FL 32246-6486

C-1

Franklin California Tax-Free Income Fund Prospectus dated August 1, 2016

       The prospectus of the California Tax-Free Fund dated August 1, 2016, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record of the California Insured Tax-Free Fund and is incorporated by reference from the electronic filing on Form N-1A made the California Tax-Free Fund on July 28, 2016 under Accession No. 0001379491-16-005168.

FRANKLIN TEMPLETON INVESTMENTS

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. **PLEASE TAKE THE TIME TO READ THE PROSPECTUS/PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!**

PROXY CARD

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at proxyonline.com/ft using your proxy *voting number* found below

3. **PHONE** dial toll-free **(888) 227-9349** to reach an automated touchtone voting line

4. **LIVE** with a live operator when you call toll-free **(800) 499-8410** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER 12345678910

The undersigned hereby revokes all previous proxies for his/her shares of the Franklin California Insured Tax-Free Income Fund (the "CA Insured Tax-Free Fund") and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore, Lori A. Weber and Navid J. Tofigh, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the CA Insured Tax-Free Fund that the undersigned is entitled to vote at the CA Insured Tax-Free Fund's Special Meeting of Shareholders ("Meeting") to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 2:00 p.m., Pacific time on October 4, 2016, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Franklin California Tax-Free Trust, on behalf of the CA Insured Tax-Free Fund. The Board unanimously recommends that you vote "FOR" the proposal. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposal to approve an agreement and plan of reorganization involving the reorganization of the CA Insured Tax-Free Fund with and into the Franklin California Tax-Free Income Fund.** If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

Please refer to the Prospectus/Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 4, 2016. The Prospectus/Proxy Statement is also available at www.proxyonline.com/docs/FranklinTempletonProxy

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]#

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING:

A. PROPOSAL

	FOR	AGAINST	ABSTAIN
1. To approve an agreement and plan of reorganization between the Franklin California Insured Tax-Free Income Fund, a series of Franklin California Tax-Free Trust, and Franklin California Tax-Free Income Fund.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE TRUST. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]#

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Dated August 2, 2016

Acquisition of Substantially All of the Assets of:

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

(a series of Franklin California Tax-Free Trust)

by and in Exchange for Shares of

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the Franklin California Insured Tax-Free Income Fund (the “CA Insured Tax-Free Fund”) by and in exchange for Class A, Class C and Advisor Class shares of the Franklin California Tax-Free Income Fund (the “CA Tax-Free Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.      Statement of Additional Information of the CA Insured Tax-Free Fund dated November 1, 2015 (previously filed on EDGAR, Accession No. (0000137949-15-001231)).

2.      Semi-Annual Report of the CA Insured Tax-Free Fund for the fiscal period ended December 31, 2015 (previously filed on EDGAR, Accession No. (0000773478-16-000060)).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

3.      Annual Report of the CA Insured Tax-Free Fund for the fiscal year ended June 30, 2015 (previously filed on EDGAR, Accession No. (0000773478-15-000012)).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

4.      Statement of Additional Information of the CA Tax-Free Fund dated August 1, 2016 (previously filed on EDGAR, Accession No. (0001379491-16-005168)).

                                                                                                                                                                                                 - 1 -

5.      Annual Report of the CA Tax-Free Fund for the fiscal year ended March 31, 2016 (previously filed on EDGAR, Accession No. (0000225375-16-000037)).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August 2, 2016 (the “Prospectus/Proxy Statement”) relating to the above-referenced transaction and the Special Meeting of Shareholders of the CA Insured Tax-Free Fund that will be held on October 14, 2016.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA  95899-7151.

Pro Forma Financial Information

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

PRO FORMA FINANCIAL INFORMATION, MARCH 31, 2016

(UNAUDITED)

The following unaudited Pro Forma financial information gives effect to the proposed reorganization (referred to as the “Reorganization” or “Transaction”), accounted as if the Reorganization had occurred as of April 1, 2015.  In addition, the Pro Forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the Franklin California Insured Tax-Free Income Fund and the Franklin California Tax-Free Income Fund for the twelve month period ended March 31, 2016.  The Pro Forma Financial Information should be read in conjunction with the historical financial statements and notes thereto of Franklin California Insured Tax-Free Income Fund and the Franklin California Tax-Free Income Fund, which are available in their respective annual and semi–annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

1.  BASIS OF COMBINATION

The unaudited Pro Forma financial information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and  Plan of Reorganization as of the beginning of the period as indicated below in the table.

                                                                                                                                                                                                 - 2 -

12 Month Period
Target Fund	Acquiring Fund	Ended
Franklin California Insured Tax-Free Income Fund	Franklin California Tax-Free Income Fund	March 31, 2016

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization.  The Target Fund is a series of a registered open-end management investment company, Franklin California Tax-Free Trust. The Acquiring Fund is also registered open-end management investment company, that issues its shares in separate series.  The Reorganization would be accomplished by the acquisition of substantially all of the Target Fund’s assets by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund.  It is currently expected that a de minimis (i.e., less than 5%) portion of the Target Fund’s portfolio assets may be sold in connection with the Reorganization.  Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization.

2.  SHARES OF BENEFICIAL INTEREST

The table below shows the class and shares that the Target Fund shareholders would have received if the Reorganization were to have taken place on March 31, 2016.

Target Fund Share Class	Target Fund Shares	Acquiring Fund Shares	Acquiring Fund Share Class
Class A	109,284,852	191,095,871	Class A
Class C	13,742,341	24,412,780	Class C
Advisor Class	4,084,437	7,163,068	Advisor Class

3.  NET ASSETS

The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all the Reorganization was completed as of March 31, 2016.

Fund	Net Assets
Franklin California Insured Tax-Free Income Fund (Target Fund)	$ 1,689,498,324
Franklin California Tax-Free Income Fund (Acquiring Fund)	$14,387,084,785
Franklin California Tax-Free Income Fund (Pro Forma Combined)	$16,076,583,109

4.  PRO FORMA ADJUSTMENTS

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on April 1, 2016.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Acquiring Fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

                                                                                                                                                                                                   - 3 -

Expense	Amount of increase (decrease) in expense	Impact to expense ratio
Management fees[a]	$ (1,035,699)	-0.01%
Reports to shareholders[b]	$ (8,456)	0.00%
Registration and filing fees[c]	$ (12,094)	0.00%
Professional fees[d]	$ (36,501)	0.00%

aPro Forma adjustment for increase in average net assets in the calculation of management fees.

bPro Forma adjustment for removal of duplicative printing fees.

cPro Forma adjustment for removal of duplicative registration fees.

dPro Forma adjustment for removal of duplicative audit fees.

5.  INVESTMENT RESTRICTIONS

None of the securities held by the Target Fund as of the closing date will violate the investment restrictions of the Acquiring Fund.

6.  ACCOUNTING ESTIMATES

The preparation of the Pro Forma Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Pro Forma Financial Statements and the amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

7.  REORGANIZATION COSTS

The Target Fund and the Acquiring Fund will each pay 25% of the expenses resulting from their participation in the Reorganization.  Franklin Advisers, Inc. will pay the remaining 50% of such expenses for the Reorganization.  The total amount of such expenses for the Reorganization is estimated to be $199,780 (or approximately $49,445 for each fund).  The expenses associated with the Reorganization will be allocated in the foregoing manner whether or not the Reorganization is consummated.

8.  ACCOUNTING SURVIVOR

The Acquiring Fund will be the accounting survivor.  The surviving fund will have the lead portfolio manager, investment objective, investment strategy and policies/restrictions of the Acquiring Fund.

                                                                                                                                                                                                   - 4 -

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 2016, Franklin California Insured Tax-Free Income Fund and Franklin California Tax-Free Income Fund  had capital loss carryforwards of approximately $31,701,180 and $246,867,833, respectively.

                                                                                                                                                                                                  - 5 -

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a), 14(a), and 16(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin California Tax-Free Income Fund, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 27, 2007

(b)

Certificate of Trust of Franklin California Tax-Free Income Fund dated October 18, 2006

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 27, 2007

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

By-Laws of Franklin California Tax-Free Income Fund a Delaware Statutory Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 27, 2007

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Agreement and Plan of Reorganization of Franklin California Tax-Free Income Fund and Franklin California Tax-Free Trust on behalf of Franklin California Insured Tax-Free Income Fund is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Articles III (Shares), V (Shareholders’ Voting Powers and Meetings), VI (Net Asset Value, Distributions, Redemptions and Transfers), VIII (Certain Transactions – Section 4) and X (Miscellaneous – Section 4) of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 27, 2007

(b)

Articles II (Meetings of Shareholders), VI (Records and Reports – Section 1, 2 and 3), VII (General Matters: - Sections 3,4,6,7),and VIII (Amendment – Section 1) of the By-Laws of the Registrant

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 27, 2007

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement between the Registrant and Franklin Advisers, Inc. dated August 1, 2007

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 29, 2008

(b)

Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant and Franklin Advisers, Inc. dated August 1, 2007

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 29, 2008

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 19, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: May 21, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: October 30, 1998

(d)

Amendment dated June 4, 2015 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2015

(e)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 19, 1996

(f)

Amendment dated June 4, 2015 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2015

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 29, 2009

(b)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2010

(c) Multiple Class Plan dated October 17, 2006 Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A File No. 002-60470 Filing Date: July 26, 2012

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated June 13, 2016 Filing: Registration Statement on Form N-14 File No. 333-212001 Filing Date: June 13, 2016

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC and amends and restates the prior Subcontract for Fund Administrative Services between the parties dated March 1, 2008

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 26, 2012

(b)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

File No. 002-60470

Filing Date: July 28, 2014

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm, filed herewith

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and (a) Powers of Attorney dated May 19, 2016
(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A File No. 002-60470 Filing Date: July 28, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on 1st of August, 2016.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*
Christopher J. Molumphy	President and Chief Executive Officer- Investment Management
Dated: August 1, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: August 1, 2016

GASTON GARDEY*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: August 1, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: August 1, 2016

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: August 1, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: August 1, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: August 1, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: August 1, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: August 1, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: August 1, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: August 1, 2016

JOHN B WILSON*	Trustee
John B. Wilson	Dated: August 1, 2016

*By    /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(12)(a)

Opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

To be filed by Amendment

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached

EX-99.(16)(a)	Powers of Attorney dated May 19, 2016	Attached